Income tax (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 13, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements Line Items
Maximum amount of tax profits that can be offset against tax loss carryforwards		€ 1,000
Taxable profit		60.00%
Percentage of tax profits subject to taxable in excess of $5000k		40.00%
The amount of deferred tax assets related to items credited (charged) directly to equity		€ 581	€ 1,012
Indefinetly reinvested and associated with invested in subsadiries, deferred tax liabilities have not been recognized		2,089	972	€ 770
Income tax benefit/ (expense)		782	726	252
Income tax expenses		1,033	403	203
Deferred tax (income) expenses on taxable temporary differences		1,815	2,843	656
Deferred tax benefits (expense) from net operating loss carryforwards		0	39	€ 2,212
Total Expenses recognized due to corporate restructuring and the exit event triggered by the IPO for share based payments			245,300
Expenses recognized cumulatively through profit or loss			18,900
Expenses not affecting profit or loss			226,400
Transaction costs in respect of the capital increases were debited to capital reserves			18,900
Amount of deductible temporary differences not recognized through P&L pertaining to reporting period		€ 14,300	€ 10,100
Forecast
Statements Line Items
Effects on deferred tax assets	€ 4,600
Percenatge of effects on deferred tax assets credited to equity	51.00%
Percenatge of effects on deferred tax assets credited to profit or loss	49.00%